Prepaid Expenses	6 Months Ended
Jun. 30, 2026
Prepaid Expenses [Abstract]
Prepaid Expenses

12. Prepaid Expenses

As of June 30, 2026 and December 31, 2025, prepaid expenses consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Prepaid expenses	$1,026,014	$833,627
Less: amounts classified as non-current assets	(437,500)	(562,500)
Amounts classified as current assets	$588,514	$271,127

Prepaid expenses primarily represent prepaid administrative expenses and professional fees. As of June 30, 2026, the balance mainly comprised a prepaid professional fee of $687,500 to an independent third party for regulatory compliance support, internal control evaluation and enhancement, corporate governance advisory, risk assessment and management, and coordination with external parties. The service period under the professional services agreement is four years. The portion of the contract value relating to services expected to be received within one year is classified as a current asset, and the remaining portion is classified as a non-current asset. The balance also included a prepaid professional fee of $287,726 to an independent third party for general business consulting, strategic planning, and market research services. As these services are to be provided over a six-month period, the full amount is classified as a current asset.

The estimated aggregate expense for the next three twelve-month periods is as follows:

Twelve months ending June 30,	Estimated Expense
2027	$588,514
2028	250,000
2029	187,500
$1,026,014